UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201, Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: 5/31/07

Date of reporting period: 11/30/06

Item 1. Report to Stockholders.

This page intentionally left blank.

November 30, 2006

Dear Shareholders,

November 30, 2006 marked the end of the first fiscal semi-annual period for the Keystone Large Cap Growth Fund, which went effective on August 7, 2006.The fund is off to a great start: through November, we experienced what we believe is the beginning of a turn in the market back to the high quality growth stocks that represent the foundation of the Fund’s strategy.

After voting to raise short-term interest rates sixteen times over the past two years, the Federal Open Market Committee of the Federal Reserve paused on August 8th, leaving rates unchanged. This policy shift was enough to ignite a rally in large cap growth stocks that continued through November. For the period from the Fund’s inception, August 7, 2006, through November 30, 2006, the Keystone Large Cap Growth Fund (Class A without sales load) outperformed its benchmark, the Russell 1000 Growth Index, 13.36% to 12.12%, respectively.

As we look forward to 2007, we are optimistic that the forces that have driven returns so far should continue to play out. Economic growth should slow next year, which we believe will make the earnings growth of the Fund’s companies all the more attractive to investors. If the FOMC lowers interest rates later next year, we believe that as long as a measure of economic growth continues, stock market valuations should increase.

We see two particularly compelling reasons to be bullish about large cap growth stocks. On a relative basis large cap growth stocks have been one of the worst performing asset classes for the past seven years in a row. Our analysis leads us to believe this is about to change. Additionally, it has been a long time since we have seen such attractive valuations for large cap growth stocks. We believe now is truly a time when investors can buy high quality growth at an attractive price.

We would like to take this opportunity to thank our shareholders for their continued confidence in and support of the Keystone Large Cap Growth Fund. May we all have a prosperous and healthy NewYear.

Very truly yours,

Andrew S.Wyatt President	Thomas G. Kamp Portfolio Manager

Past performance is no guarantee of future results.

Must be preceded or accompanied by a prospectus.

The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The index is not available for investment and does incur charges or expenses.

Mutual Fund investing involves risk; principal loss is possible.The Fund may concentrate its assets in fewer holdings which will expose it to increased individual stock volatility. The Fund may also purchase foreign securities or use derivatives, which involve additional risks. Please refer to the prospectus for details.

Distributed by Quasar Distributors, LLC. (1/07)

Keystone Large Cap Growth Fund - Class A
Growth of a $10,000 Investment

Average Annual Returns
November 30, 2006 (Unaudited)
	1 Year	5 Year	Since Inception	Inception Date

Class A (without sales load)	n/a	n/a	n/a	8/7/06
Class A (with sales load)	n/a	n/a	n/a	8/7/06

Russell 1000 Growth Index	n/a	n/a	n/a	8/7/06

Class C (without sales load)	n/a	n/a	n/a	8/7/06
Class C (with sales load)	n/a	n/a	n/a	8/7/06

Russell 1000 Growth Index	n/a	n/a	n/a	8/7/06

Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund’s Adviser waived its management fees and/or reimbursed Fund expenses. Had the Adviser not done so, the Fund's total return would have been lower.

Class A and Class C shares were first available on 8/7/06.

Class A performance has been restated to reflect the maximum sales charge of4.25%. Class C performances would reflect the maximum contingent sales charge (CDSC) of 1.00%, terminating on the anniversary date of your purchase of shares.

Current performance may be lower or higher than the performance data quoted.

	Ticker Symbols	November 30, 2006 (Unaudited) Net Asset Values
Equity A	KLGAX	$28.34
Equity C	KLGCX	$28.28

		Top 10 Holdings November 30, 2006 (Unaudited)
Rank	Ticker	Security Name	Percentage of Net Assets
1	QCOM	Qualcomm, Inc.	4.61%
2	CSCO	Cisco Systems, Inc.	4.31%
3	ADBE	Adobe Systems, Inc.	4.28%
4	ADSK	Autodesk, Inc.	4.01%
5	NVS	Novartis AG ADR	3.77%
6	ENH	Endurance Specialty Holdings Ltd.	3.47%
7	BA	The Boeing Company	3.03%
8	AMD	Advanced Micro Devices, Inc.	2.95%
9	TEVA	Teva Pharmaceutical Industries Ltd.ADR	2.93%
10	PG	Proctor & Gamble Company	2.76%

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 7, 2006, to November 30, 2006.

Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (8/7/2006)	Ending Account Value (11/30/2006)	Expenses Paid During Period[1] (8/7/2006 to 11/30/2006)	Annualized Expense Ratio
Class A Actual	$1,000.00	$1,133.60	$6.20	1.50%
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,013.55	$5.85	1.50%
Class C Actual	$1,000.00	$1,131.20	$9.08	2.20%

Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,010.84	$8.56	2.20%

[1]
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days(to reflect the one-half year period).

Keystone Mutual Funds
Schedule of Investments (Unaudited)

Keystone Large Cap Growth Fund

		November 30, 2006
Security Description	Shares	Value

COMMON STOCKS — 98.1%
Consumer Merchandising — 10.8%
Coach Inc. *	8,400	$362,964
Dick’s Sporting Goods Inc. *	3,980	213,487
The Walt Disney Company *	15,640	516,902
J.C. Penney Company, Inc.	4,020	310,907
Kohl’s Corporation *	9,565	665,724
Las Vegas Sands Corp. *	11,007	1,007,801
Panera Bread Co. *	8,787	504,813
Target Corporation	7,990	464,139
aQuantive, Inc. *	18,250	436,175
		4,482,912
Consumer Staples — 8.2%
Colgate-Palmolive Company	6,470	420,874
Diageo plc ADR	8,880	686,335
Nutri/System, Inc. *	2,284	157,710
PepsiCo, Inc.	2,920	180,952
Procter & Gamble Company	18,252	1,146,043
Wal-Mart Stores, Inc.	17,710	816,431
		3,408,345
Energy — 5.3%
GlobalSanteFe Corporation f	15,350	921,000
Hallibuton Company	12,400	418,376
Noble Energy, Inc.	15,964	854,074
		2,193,450
Financial Institutions — 14.5%
AerCap Holdings N.V. *f	10,965	248,905
American International Group, Inc.	5,706	401,246
Axis Capital Holdings Ltd. f	14,320	490,174
Chicago Mercantille Exchage Holdings, Inc.	1,504	805,542
Endurance Specialty Holdings Ltd. f	38,420	1,441,903
Goldman Sachs Group, Inc.	3,722	725,046
Northern Trust Corporation	6,500	370,240
SLM Corp.	16,730	766,903
UBS AG f	12,580	757,568
		6,007,527
Health Care Products — 13.7%
Caremark Rx, Inc.	12,015	568,310
Genentech, Inc. *	13,900	1,136,325
Gilead Sciences, Inc. *	13,600	896,512
Novartis AG ADR	26,813	1,566,147
Osiris Therapeutics, Inc. *	14,215	301,500
Teva Pharmaceutical Industries Ltd. ADR	37,950	1,216,677
		5,685,471

The accompanying Notes to Financial Statements are an integral part of these statements.

Security Description	Shares	Value

Health Care Services — 2.7%
WellPoint Inc. *	14,770	$1,117,646

Health Care Technology — 2.3%
Medtronic, Inc.	18,088	942,927

Industrials — 9.9%
The Boeing Company	14,214	1,258,365
C.H. Robinson Worldwide, Inc.	13,270	583,880
Caterpillar, Inc.	5,233	324,603
Danaher Corporation	4,560	333,427
Expeditors Intermational of Washington, Inc.	14,191	642,001
Textron Inc.	9,850	959,882
		4,102,158
Technology Services — 16.6%
Advanced Micro Devices, Inc. *	56,770	1,224,529
Apple Computer, Inc. *	8,890	815,035
Broadcom Corporation *	12,250	402,168
Citrix Systems, Inc. *	20,670	594,056
Google, Inc. *	1,478	716,712
MEMC Electronic Materials, Inc. *	25,982	1,034,084
Qualcomm, Inc.	52,304	1,913,803
Yahoo! Inc. *	7,890	212,951
		6,913,338
Technology Software — 14.1%
Adobe Systems, Inc. *	44,320	1,778,562
Autodesk, Inc. *	39,940	1,644,729
Cisco Systems, Inc. *	66,620	1,790,746
Symantec Corp. *	30,700	650,840
		5,864,877
TOTAL COMMON STOCKS (Cost $38,186,814)		40,718,651

SHORT TERM INVESTMENTS — 1.1%	Principal Amount
AIM STIT-STIC Prime Portfolio, 5.271%, 01/01/2050	$454,894	454,894
TOTAL SHORT TERM INVESTMENTS (Cost $454,894)		454,894

Total Investments (Cost $38,641,708) — 99.2%		41,173,545
Other Assets in Excess of Liabilities — 0.8%		348,984
TOTAL NET ASSETS — 100.0%		$41,522,529

ADR	American Depository Receipt
*	Non Income Producing
F	Foreign Issued Security

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Statements of Assets & Liabilities (Unaudited)

Keystone Large Cap Growth Fund

November 30,
2006
ASSETS
Investments, at cost	$38,641,708
Investments, at value	$41,173,545
Receivable from investments sold	301,559
Dividend receivable	14,811
Interest receivable	2,506
Receivable for Fund shares sold	157,775
Other assets	219,914
Total Assets	41,870,110
LIABILITIES
Payable for investments purchased	288,720
Investment advisory and management fees payable	4,949
Administration fee payable	7,482
Distribution and service maintenance fees payable	19,602
Accrued expenses and other liabilities	26,828
Total Liabilities	347,581
Net Assets	$41,522,529
NET ASSETS CONSIST OF:
Paid in capital	$38,245,085
Undistributed net investment loss	(67,819)
Undistributed net realized gain on investments sold	813,426
Net unrealized appreciation on investments	2,531,837
Net Assets	$41,522,529
CLASS A SHARES (unlimited shares authorized)
Net assets	$41,521,398
Shares issued and outstanding	1,465,285
Net asset value, redemption price and minimum
offering price per share	$28.34
Maximum offering price per share ($28.34/0.9575)	$29.60
CLASS C SHARES (unlimited shares authorized)
Net assets	$1,131
Shares issued and outstanding	40
Net asset value, redemption price and offering
price per share	$28.28

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Statements of Operations (Unaudited)

Keystone Large Cap Growth Fund

For the Period Ended November 30,
2006(1)
INVESTMENT INCOME
Dividend income	$63,571
Interest income	9,738
Other income	125
Total Income	73,434

EXPENSES
Investment advisory fees (Note 3)	65,917
Legal fees	33,988
Administration fees	15,732
Portfolio accounting fees	13,348
Transfer agent fees and expenses	11,600
Audit fees	9,534
Insurance fees	8,700
Printing and postage expenses	5,800
Directors' fees and expenses	4,768
Custody fees	2,552
Registration Fees	870
12b-1 fees - Class A	28,249
12b-1 fees - Class C	3
Other	1,139
Total Expenses	202,200
Less waivers and reimbursements by adviser	(60,968)
Net Expenses	141,232
Net Investment Loss	(67,798)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	813,426
Net change in unrealized appreciation on investments	2,531,837
Net Realized and Unrealized Gain on Investments	3,345,263
Change in Net Assets Resulting from Operations	$3,277,465

(1) Reflects operations for the period from August 7, 2006 (commencement of operations) to November 30, 2006.

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Statements of Changes in Net Assets (Unaudited)

Keystone Large Cap Growth Fund

For the
Period Ended
November 30,
2006(1)
OPERATIONS
Net investment loss	($67,798)
Net realized gain on investments	813,426
Net change in unrealized appreciation on investments	2,531,837
Change in Net Assets Resulting from Operations	3,277,465
CAPITAL SHARE TRANSACTIONS
Proceeds from shareholder purchases	37,805,025
Cost of shares redeemed	(59,940)
Change in Net Assets from Capital
Share Transactions	37,745,085
Change in Net Assets	$41,022,550
Net Assets, Beginning of Period	$499,979
Net Assets, End of Period	$41,522,529
Undistributed Net Investment Loss	($67,819)

(1) Reflects operations for the period from August 7, 2006 (commencement of operations) to November 30, 2006.

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Financial Highlights (Unaudited)

Keystone Large Cap Growth Fund — Class A

For the
Period Ended
November 30,
2006(1)
Net Asset Value, Beginning of Period	$25.00

Net investment loss (2)	(0.06)
Net realized and unrealized gain on investments	3.40

Total from Investment Operations	3.34

Net Asset Value, End of Period	$28.34

Total return(3)	13.36%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period	$41,521,398
Ratio of expenses to average net assets:
Before expense waivers and reimbursements (4)	2.15%
After expense waivers and reimbursements (4)	1.50%
Ratio of net investment loss to average
net assets:
Before expense waivers and reimbursements (4)	(1.37)%
After expense waivers and reimbursements (4)	(0.72)%
Portfolio turnover rate	45.12%

(1) Reflects operations for the period from August 7, 2006 (commencement of operations) to November 30, 2006.
(2) Calculated using average shares outstanding method.
(3) Not annualized.
(4) Computed on an semi-annual basis.

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Financial Highlights (Unaudited)

Keystone Large Cap Growth Fund — Class C

For the
Period Ended
November 30,
2006(1)
Net Asset Value, Beginning of Period	$25.00

Net investment loss (2)	(0.10)
Net realized and unrealized gain on investments	3.38

Total from Investment Operations	3.28

Net Asset Value, End of Period	$28.28

Total return (3)	13.12%

RATIOS TO AVERAGE NET ASSETS
Net assets, end of period	$1,131
Ratio of expenses to average net assets:
Before expense waivers and reimbursements (4)	1.79%
After expense waivers and reimbursements (4)	1.19%
Ratio of net investment loss to average
net assets:
Before expense waivers and reimbursements (4)	(1.79)%
After expense waivers and reimbursements (4)	(1.19)%
Portfolio turnover rate	45.12%

(1) Reflects operations for the period from August 7, 2006 (commencement of operations) to November 30, 2006.
(2) Calculated using average shares outstanding method.
(3) Not annualized.
(4) Computed on an semi-annual basis.

The accompanying Notes to Financial Statements are an integral part of these statements.

Notes to Financial Statements
NOVEMBER 30, 2006 (Unaudited)

1. ORGANIZATION
The Keystone Large Cap Growth Fund (the Fund) is a Delaware trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Fund is a series of Keystone Mutual Funds and has unlimited authorized shares of beneficial interest. The investment objective for the Fund is long-term growth of capital.

The Fund offers two classes of shares, Class A and Class C. Class A shares are subject to a 4.25% front-end sales charge. Class C shares have no sales charge, but are subject to a 1% contingent deferred sales charge if redeemed within one year. Class C shares do not convert to Class A shares of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (i.e., GAAP).

a) Investment Valuation
Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on the national securities exchange are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions that day are valued at the latest bid prices. Securities traded on only over-the-counter markets other than NASDAQ are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund’s Adviser. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

Securities not currently traded or those for which the NOCP, last sales price or bid price, as the case may be, is deemed unreliable are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If the event occurs that will affect the value of a Fund’s portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157,“Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund’s financial statements.

b) Federal Income Taxes
The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on the calendar year basis.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. A tax position that meets the more likely than not threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and whether it will have any impact on the Funds’ financial statements.

c) Distributions to Shareholders
The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash.

There were no distributions paid for the period ended November 30, 2006.

d) Expenses
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to any class of shares of the Fund are allocated between each class’ respective net assets when appropriate. Fees paid under the Distribution Plan (the “Plan”) are borne by the specific class of shares of the Fund to which the Distribution Plan applies.

e) Other
For financial reporting purposes, investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

Income Recognition - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the Untied States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES
The Fund has entered into an investment advisory agreement with the Adviser under which the Adviser manages the Fund’s assets and provides research, statistical, and advisory services, and pays related office rental, executive expenses, and executive salaries. The fee for investment services is based on the average daily net assets of the Fund at the annual rate of 0.70%.

The Adviser has contractually limited total expenses to 1.50% of average daily net assets for Class A shareholders and 2.20% of average daily net assets for Class C shareholders through June 1, 2007.The Adviser may extend the limitations at its discretion and may terminate the arrangement with the approval of the Board of Trustees. Under this arrangement, any reduction in advisory fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent fiscal years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitations of the Fund expenses. The Adviser is permitted to be reimbursed for the fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed and approved by the Board of Trustees. In addition, any such reimbursement from the Fund to the Adviser will be subject to the applicable limitation on the Fund expenses.

The Fund has entered into a Rule 12b-1 distribution agreement with Quasar Distributors, LLC (Quasar). Class A shareholders pay Rule 12b-1 fees to Quasar at the annual rate of 0.30% of average daily net assets and Class C shareholders pay fees at the annual rate of 1.00%. For the period ended November 30, 2006, 12b-1 distribution expenses of $28,249 and $3 were paid with respect to Class A and Class C shares, respectively. The fees are paid to Quasar for distribution-related expenses and activities in connection with the distribution of the Fund’s shares.

The Fund bears certain other operating expenses, including brokerage and commission expenses; interest charges on borrowing; fees and expenses of legal counsel and independent auditors; the Fund’s organizational and offering expenses, whether or not advanced by the Adviser; compensation of the Fund’s officers and directors; registration fees; printing and shareholder report expenses; custodian fees; transfer agent fees; and other miscellaneous expenses.

There were $16,237 in sales charges from the sale of Class A shares for the period ended November 30, 2006.The Adviser received contingent deferred sales charges from the redemption of Class C shares of $1 for the period ended November 30, 2006. Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.

4. CAPITAL SHARE TRANSACTIONS
Transactions of shares of the Fund were as follows:

The Keystone Large Cap Growth Fund - Class A Shares

		For the Period Ended November 30, 2006
	Amount	Shares
Shares sold	$37,803,922	1,447,497
Shares redeemed	(59,835)	(2,212)
Net Increase	$37,744,087	1,445,285

The Keystone Large Cap Growth Fund - Class C Shares

		For the Period Ended November 30, 2006
	Amount	Shares
Shares sold	$1,103	44
Shares redeemed	(105)	(4)
Net Increase	$998	40

5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments for the Fund, for the year ended November 30, 2006 were $52,964,955 and $15,591,565 respectively. There were no purchases and sales of U.S. government securities for the Fund.

6. GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

7. SUBSEQUENT EVENT
On December 28, 2006, the Fund paid a short-term capital gain distribution in the amount of $0.22 per share, for a total of $340,341.

Additional Information (Unaudited)
PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities during the period ended June 30, 2006 is available to stockholders (i) without charge, upon request by calling the Fund at (952) 229-8100; and (ii) on the SEC’s Web site at www.sec.gov.

Board Approval of Advisory Contract (Unaudited)
The Fund’s Board of Trustees, including a majority of the Independent Trustees, has the responsibility under the Investment Company Act of 1940 (as amended) to approve the Investment Advisory Agreement between the Trust on behalf of the Fund and the Fund’s investment adviser (the “Advisory Agreement”). In addition, the Fund’s Board of Trustees receives, reviews and evaluates information concerning the services and personnel of the Fund’s investment adviser, Cornerstone Capital Management, Inc. (“Cornerstone”), at each quarterly meeting of the Board of Trustees. Although particular emphasis will be placed on information concerning profitability, comparability of fees, total expenses, the Fund’s investment performance, and other relevant factors at any future meeting at which a renewal of the Advisory Agreement is considered, the process of evaluating Cornerstone and the Fund’s investment arrangements is an ongoing one. In this regard, the Board’s consideration of the nature, extent and quality of the services to be provided by Cornerstone under the Advisory Agreement includes deliberations at quarterly meetings.

The Advisory Agreement between Cornerstone and the Trust was first approved by the Fund’s Board of Trustees (including a majority of the trustees who are not parties to the contract, or interested persons of any such party) at an organizational meeting of the Trust held on June 8, 2006. In approving the Advisory Agreement, the trustees considered and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the Fund by Cornerstone; (2) Cornerstone’s personnel and operations; (3) Cornerstone’s financial condition; (4) the level and method of computing the advisory fee and the applicable expense limitation agreement; (5) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (6) Cornerstone’s policies and practices regarding allocation of portfolio transactions of the Fund, including any benefits Cornerstone may receive from the use of Fund commissions to pay for research or brokerage services; (7) the possibility of ancillary benefits that Cornerstone may realize from its relationship with the Fund; (8) the anticipated effect of growth and size on the Fund’s performance and expenses; and (9) possible conflicts of interest. The trustees reviewed the terms of the Advisory Agreement and a memorandum from fund counsel outlining their legal duties and responsibilities as trustees in connection with this annual review. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee may have attributed different weights to the various factors. The trustees evaluated all information available to them.

In considering the initial approval of the Advisory Agreement, the Board considered the nature and extent of the services Cornerstone will provide. In addition to providing investment management services, Cornerstone also provides the Fund with office space, facilities and equipment, administrative and other services (exclusive of, and in addition to, any such services provided by other services providers to the Fund) and executive and other personnel as are necessary for its operations, including the Fund’s president, treasurer and chief compliance officer. Cornerstone pays all of the compensation of management trustees, officers and employees of the Fund.

The Board also considered the quality of the services to be provided and the quality of the Cornerstone’s resources that will be available to the Fund. The Board evaluated Cornerstone’s portfolio management services based on information it received regarding the experience and professional qualifications of the Cornerstone’s personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board met with and specifically considered the experience of the Fund’s portfolio manager, including his performance while managing a similar mutual fund prior to joining Cornerstone.

The Board considered the advisory fee rate paid by the Fund to Cornerstone and information concerning advisory fee rates paid by other comparable funds. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds, but determined that the proposed advisory fee rate was in line with other comparable funds. The Board also considered that the proposed advisory fee was lower than Cornerstone’s entry-level institutional account advisory fee. Based on the foregoing information, the trustees concluded that the advisory fee payable by the Fund to Cornerstone is fair and reasonable to the Fund.

The Board also considered the anticipated total expense ratio of the Fund in comparison to the fees and expenses of the funds included in the comparison. The trustees noted that the expense ratios of some of the comparable funds also were lowered by waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary. The Board also noted Cornerstone’s contractual agreement to limit total Fund operating expenses by either waiving a portion of its advisory fee or reimbursing Fund expenses. Based on the foregoing information, the Board concluded that the Fund's anticipated expense ratio was satisfactory. Finally, the Board noted that there may be economies of scale as the Fund grows and concluded that it may be appropriate to consider those issues in the future.

The trustees determined that in addition to the advisory fee, Cornerstone’s only benefits related to its management of the Fund were the potential reputational benefit associated with managing a mutual fund and certain benefits related to the use of Fund brokerage commissions to pay for research or brokerage services consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended (“soft dollars”).The trustees noted that Cornerstone’s profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The trustees reviewed information related to Cornerstone’s trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements. The trustees noted that Cornerstone has represented to them that all of its soft dollar arrangements will be consistent with applicable legal requirements including seeking best execution.

In connection with evaluating conflicts of interest, the Board noted Cornerstone’s representations that it has no arrangements to share its Fund-related revenues with any third parties, that no Fund service provider has any arrangements to share revenue with it, and that Cornerstone receives no compensation in any form from any Fund service provider.

After considering all of these factors, the trustees determined that the overall arrangements between the Fund and Cornerstone, as provided in the Advisory Agreement, are fair and reasonable in light of the to be services performed, expenses to be incurred and such other matters as the trustees considered relevant in the exercise of their reasonable judgment. After full consideration of these and other factors, the Board of Trustees, including a majority of the independent trustees, approved the Advisory Agreement.

This page left blank intentionally.

www.keystonefunds.com U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

BOARD OF TRUSTEES
Andrew Wyatt,
Chairman of the Board
Daniel Luthringshauser
J. Scott Slater
John Grunewald

INVESTMENT ADVISER
Cornerstone Capital Management, Inc.
7101 W. 78th Street, Suite 201
Bloomington, MN 22439

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
Faegre & Benson LLP
2200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

CUSTODIAN
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Keystone Mutual Funds

By (Signature and Title) /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date   January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date   January 26, 2007

By (Signature and Title) /s/ Michael P. Eckert
Michael P. Eckert, Treasurer

Date   January 26, 2007